CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 40,210,266	$ 31,068,977
Accounts payable	14,809,732	19,448,258
Accrued expenses and other current liabilities	179,440,933	173,753,526
Income taxes payable	69,436,762	35,462,590
Deferred tax liabilities	31,463,939	33,550,044
Deferred tax liabilities	12,201,231	20,099,000
Ordinary shares, par value (in dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	19,800,000,000	19,800,000,000
Ordinary shares, shares issued	660,215,440	646,452,740
Ordinary shares, shares outstanding	660,215,440	646,452,740
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	337,287	1,189,024
Accounts payable	493,885	4,321,376
Accrued expenses and other current liabilities	9,328,748	16,878,170
Income taxes payable	3,575,786	3,051,811
Deferred tax liabilities	899,788	1,753,744
Deferred tax liabilities		$ 791,750